Related Party Balances and Transactions (Details) - USD ($)								12 Months Ended
	Nov. 30, 2023	Aug. 27, 2023	Aug. 26, 2023	Jul. 28, 2022	Jul. 27, 2022	Jan. 24, 2022	Aug. 26, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Balances and Transactions [Line Items]
Loan amount						$ 35,200,000				$ 127,244
Loan term		1 year				1 year
Principal amount					$ 27,513,849
Unpaid interest	$ 196,681				$ 358,751
Payment of principal and interest	$ 7,686,151			$ 27,872,600
Unpaid principal amount
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Amount due to related parties								$ 2,000,000	$ 9,686,152
Webao Ltd [Member]
Related Party Balances and Transactions [Line Items]
Annual interest rate		0.00%	0.00%			2.00%
Loan term								1 year
Commercial Loan [Member] | Webao Ltd [Member]
Related Party Balances and Transactions [Line Items]
Loan amount							$ 2,000,000
Annual interest rate							0.00%